Document And Entity Information	May 02, 2024
Document Information Line Items
Entity Registrant Name	Hexcel Corporation
Trading Symbol	HXL
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000717605
Document Period End Date	May 02, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8472
Entity Tax Identification Number	94-1109521
Entity Address, Address Line One	Two Stamford Plaza
Entity Address, Address Line Two	281 Tresser Boulevard
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901-3238
City Area Code	203
Local Phone Number	969-0666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE